Quarterly Results (Unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Summary of quartly results
Revenues		$ 1,944,454	$ 2,630,933	$ 2,811,429	$ 1,273,675	$ 1,519,702	$ 2,552,790	$ 5,194,849	$ 490,351
Income (loss) from operations	(1,287,036)	(6,297,854)	(939,330)	(4,069,541)	(2,052,133)	(4,191,728)	(5,900,630)	(792,880)	(2,242,252)	(7,156,008)	(7,061,004)	(29,911,412)	(11,704,044)	(13,127,490)
Net earnings (loss)		$ (7,295,537)	$ (3,027,618)	$ (4,762,881)	$ (3,743,187)	$ (6,230,293)	$ (7,491,246)	$ (3,196,779)	$ (2,820,715)
Earnings per common share
Basic and diluted		$ (0.47)	$ (0.19)	$ (0.30)	$ (0.25)	$ (1.47)	$ (2.53)	$ (1.99)	$ (1.04)
Basic and diluted	17,833,466	15,543,758	15,775,135	15,635,346	14,778,206	9,167,803	2,962,882	6,362,922	2,927,759	17,732,304	15,388,772	2,453,921	15,543,758	9,167,803